TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Key Management Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 1,656	$ 1,415	$ 1,669
Post-employment benefits	126	115	137
Other long-term benefits	33	31	35
Share-based compensation	949	653	1,146
Benefits to key executive personnel	$ 2,764	$ 2,214	$ 2,987